Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
	Aug. 01, 2019 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares
Expenses:
Research and development costs (Note 13)	$ 4,002,676	$ 1,315,496	$ 2,425,838
General and administration costs (Note 14)	1,013,000	3,689,776	1,511,915
Share-based compensation (Note 8)	49,317	1,968,226	1,686
Total Expenses	5,064,993	6,973,498	3,939,439
Operating Loss	(5,064,993)	(6,973,498)	(3,939,439)
Interest income	9,771	3,149
Interest expense (Note 5)	(25,492)	(46,095)	(29,480)
Change in fair value of warrant liability (Note 6)		8,963,348
Change in fair value of convertible loan (Note 6)	342,357		(64,385)
Gain on government grant		3,691	23,284
Loss on extinguishment of debt (Note 7(b)(vi)), Note 5(c))		(201,138)
Foreign exchange loss	25,568	(2,177,791)	(14,516)
Non Operating Expenses	352,204	6,545,164	(85,097)
Loss for the Year	(4,712,789)	(428,334)	(4,024,536)
Foreign currency translation adjustment	(15,288)		(37,508)
Comprehensive Loss for the Year	$ (4,728,077)	$ (428,334)	$ (4,062,044)
Basic and Diluted Profit (Loss) Per Share | (per share)	$ (8.13)	$ (0.09)	$ (5.64)
Weighted Average Number Of Shares Outstanding | shares	579,664	4,519,579	713,889